World Omni Auto Receivables Trust 2006-A	EXHIBIT 99.1
Monthly Servicer Certificate
September 30, 2006

Dates Covered
Collections Period	09/01/06 - 09/30/06
Interest Accrual Period	09/15/06 - 10/16/06
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/06

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 8/31/06	758,363,837.78	48,824
Principal Payments	25,237,564.64	862
Defaulted Receivables	1,162,089.74	63
Repurchased Accounts	0.00	0

Pool Balance at 9/30/06	731,964,183.40	47,899

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	709,471,562.20	42,920
Pre-Funding Contracts added 3/30/06	152,088,208.43	7,950
Pre-Funding Contracts added 4/20/06	89,311,284.00	4,471
Delinquent Receivables:
Past Due 31-60 days	9,696,275.00	631
Past Due 61-90 days	1,958,135.70	117
Past Due 91 + days	657,255.42	49

Total	12,311,666.12	797

Total 31+ Delinquent as % Ending Pool Balance	1.68%
Recoveries	635,242.83
Aggregate Net Losses - September 2006	526,846.91
Overcollateralization Target Amount	14,639,283.67
Actual Overcollateralization	14,639,283.67
Weighted Average APR	8.65%
Weighted Average Remaining Term	53.56

Flow of Funds	$ Amount
Collections	30,974,713.37
Advances	18,159.00
Investment Earnings on Cash Accounts	141,789.90
Excess Maximum Negative Carry Amount	—
Servicing Fee	(631,969.87)

Available Funds	30,502,692.40

Uses of Cash
(1) Class A Interest	2,939,903.78
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	178,545.96
(4) Second Priority Principal Distributable Amount	11,232,377.63
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable	14,639,283.67
(7) Distribution to Certificateholders	1,512,581.36
Total Uses of Cash	30,502,692.40
Servicing Fee	631,969.87
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	900,000,000.00
Original Class B	41,362,000.00
Total Class A & B
Note Balance @ 8/31/06	743,196,561.03
Principal Paid	25,871,661.30
Note Balance @ 9/30/06	717,324,899.73

Class A-1
Note Balance @ 8/31/06	0.00
Principal Paid	0.00
Note Balance @ 9/30/06	0.00
Note Factor @ 9/30/06	0.0000000%
Class A-2
Note Balance @ 8/31/06	213,834,561.03
Principal Paid	25,871,661.30
Note Balance @ 9/30/06	187,962,899.73
Note Factor @ 9/30/06	87.0198610%
Class A-3
Note Balance @ 8/31/06	331,000,000.00
Principal Paid	—
Note Balance @ 9/30/06	331,000,000.00
Note Factor @ 9/30/06	100.0000000%
Class A-4
Note Balance @ 8/31/06	157,000,000.00
Principal Paid	—
Note Balance @ 9/30/06	157,000,000.00
Note Factor @ 9/30/06	100.0000000%
Class B
Note Balance @ 8/31/06	41,362,000.00
Principal Paid	—
Note Balance @ 9/30/06	41,362,000.00
Note Factor @ 9/30/06	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,118,449.74
Interest Carryover Shortfall	0.00
Total Principal Paid	25,871,661.30

Total Paid	28,990,111.04

Class A-1
Coupon	4.85490%
Interest Paid	0.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	5.05000%
Interest Paid	899,887.11
Interest Carryover Shortfall	0.00
Principal Paid	25,871,661.30

Total Paid to A-2 Holders	26,771,548.41

Class A-3
Coupon	5.01000%
Interest Paid	1,381,925.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	1,381,925.00

Class A-4
Coupon	5.03000%
Interest Paid	658,091.67
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-4 Holders	658,091.67

Class B
Coupon	5.18000%
Interest Paid	178,545.96
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to B Holders	178,545.96

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.3126998
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.4832225

Total Distribution Amount	30.7959223

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	4.1661440
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	119.7762097

Total A-2 Distribution Amount	123.9423537

A-3 Interest Distribution Amount	4.1750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.1750000

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.3166665
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.3166665

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	434.16
Noteholders’ Principal Distributable Amount	565.84

Account Balances	$ Amount
Advances
Balance as of 8/31/06	148,146.09
Balance as of 9/30/06	166,305.09
Change	18,159.00
Reserve Fund
Balance as of 8/31/06	2,387,765.58
Investment Earnings	10,273.23
Prior Month’s Investment Earnings paid	(10,588.81)
Deposit	0.00
Balance as of 9/30/06	2,387,450.00
Change	(315.58)
Reserve Fund Requirement	2,377,176.77